NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - shares	3 Months Ended	12 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)
Warrants to purchase common stock	345,815,519	62,970,000	1,500,000
Options to purchase common stock	1,200,000	1,200,000	1,200,000
Conversion of convertible unsecure promissory notes	121,170,554	20,782,211	21,110,215
Conversion of convertible secured promissory notes	275,302,483	11,586,275	14,130,497
Total	743,488,556	96,538,486	37,940,712